ACQUISITION - Summary of purchase price allocation (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Goodwill	$ 130,313	$ 130,313
iWeb Group Inc
Business Acquisition [Line Items]
Current assets, including cash acquired of $1.3 million	4,284
Property and equipment	52,497
Goodwill	70,708
Intangible assets	40,925
Other long-term assets	689
Current liabilities	(7,119)
Deferred revenue	(3,740)
Capital lease obligations	(1,301)
Other long-term liabilities	(2,981)
Net deferred income tax liability, long-term	(8,249)
Total purchase consideration	$ 145,713